Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $16,577.9 at 2011 and $15,104.5 at 2010)	$ 18,134.6	$ 16,066.9
Fixed maturities, at fair value using the fair value option	511.9	453.4
Equity securities, available-for-sale, at fair value (cost of $131.8 at 2011 and $179.6 at 2010)	144.9	200.6
Short-term investments	216.8	222.4
Mortgage loans on real estate	2,373.5	1,842.8
Loan - Dutch State obligation	417.0	539.4
Policy loans	245.9	253.0
Limited partnerships/corporations	510.6	463.5
Derivatives	446.6	179.9
Securities pledged (amortized cost of $572.5 at 2011 and $936.5 at 2010)	593.7	962.2
Total investments	23,595.5	21,184.1
Cash and cash equivalents	217.1	231.0
Short-term investments under securities loan agreement, including collateral delivered	524.8	675.4
Accrued investment income	260.2	240.5
Receivable for securities sold	16.7	5.6
Reinsurance recoverable	2,276.3	2,355.9
Deferred policy acquisition costs, Value of business acquired, and Sales inducements to contract holders	947.2	1,197.2
Notes receivable from affiliate	175.0	175.0
Short-term loan to affiliate	648.0	304.1
Due from affiliates	52.9	102.4
Property and equipment	84.7	87.4
Other assets	56.3	52.9
Assets held in separate accounts	45,295.2	46,489.1
Total assets	74,149.9	73,100.6
Liabilities and Shareholder's Equity
Future policy benefits and claims reserves	23,062.3	21,491.6
Payable for securities purchased	3.3	33.3
Payables under securities loan agreement, including collateral held	634.8	680.1
Short-term debt	0	214.5
Long-term debt	4.9	4.9
Due to affiliates	126.0	121.2
Current income tax payable to Parent	1.3	49.3
Deferred income taxes	355.2	269.7
Other liabilities	690.6	654.9
Liabilities related to separate accounts	45,295.2	46,489.1
Total liabilities	70,173.6	70,008.6
Shareholder's equity:
Common stock (100,000 shares authorized, 55,000 issued and outstanding; $50 per share value)	2.8	2.8
Additional paid-in capital	4,533.0	4,326.0
Accumulated other comprehensive income (loss)	747.5	390.5
Retained earnings (deficit)	(1,307.0)	(1,627.3)
Total shareholder's equity	3,976.3	3,092.0
Total liabilities and shareholder's equity	$ 74,149.9	$ 73,100.6